Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 70,774,000	£ 159,679,000
Transfer fees receivable	£ 43,153,000	57,726,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Cost / gross value
Details of credit risk
Trade receivables	£ 75,745,000	172,829,000
Trade receivables | Cost / gross value
Details of credit risk
Financial assets	75,745,000	172,829,000
Trade receivables | Cost / gross value | Neither past due nor impaired
Details of credit risk
Financial assets	58,579,000	154,946,000
Trade receivables | Cost / gross value | Past due, not impaired
Details of credit risk
Financial assets	12,195,000	4,733,000
Trade receivables | Cost / gross value | Not past due, impaired
Details of credit risk
Financial assets	549,000	2,559,000
Trade receivables | Cost / gross value | Past due, impaired
Details of credit risk
Financial assets	£ 4,422,000	£ 10,591,000